Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Schedule of Compensation of Key Management Personnel
(a)
Compensation of Key Management Personnel

	2025	2024	2023
	US$(000's)	US$(000's)	US$(000's)
Short-term employee benefits	4,809	3,416	2,899
Post-employment benefits	166	105	137
Termination benefits	515	475	—
Share-based payments expense	3,530	3,215	4,221
	9,020	7,211	7,257